Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET
A summary of property and equipment, net as of December 31 follows:

	2015	2014
Land	$425.4	$401.3
Non-depletable landfill land	165.6	162.2
Landfill development costs	6,078.1	5,645.3
Vehicles and equipment	6,211.8	5,834.1
Buildings and improvements	1,098.6	1,002.3
Construction-in-progress - landfill	191.6	140.8
Construction-in-progress - other	25.5	10.1
	$14,196.6	$13,196.1
Less: accumulated depreciation, depletion and amortization
Landfill development costs	$(2,723.0)	$(2,437.4)
Vehicles and equipment	(3,555.0)	(3,273.3)
Buildings and improvements	(365.8)	(320.1)
	(6,643.8)	(6,030.8)
Property and equipment, net	$7,552.8	$7,165.3

Depreciation, amortization and depletion of property and equipment was $898.7 million, $838.5 million and $806.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.